Income Taxes - Additional Information (Detail) - Bird Rides [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits, income tax penalties accrued					$ 0	$ 0
Effective income tax rate	0.05%	0.03%	0.07%	0.03%	(0.03%)	(0.07%)
U.S. Federal Net Operating Loss Carryforwards [Member]
Operating loss carry-forwards					$ 1,900
U.S. Federal Net Operating Loss Carryforwards [Member] | Indefinite Period [Member]
Operating loss carry-forwards					657,500
U.S. State Net Operating Loss Carryforwards [Member]
Operating loss carry-forwards					465,000
Foreign Net Operating Loss Carryforwards [Member]
Operating loss carry-forwards					301,300
U.S. Federal Research Tax Credit Carryforwards [Member]
Tax credit carry-forward, amount					3,100
California Research Tax Credit Carryforwards [Member]
Tax credit carry-forward, amount					$ 5,100